CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (11,798,408)	$ (7,418,164)	$ (12,582,967)	$ (1,738,299)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	37,981	25,879	36,775	14,794
Interest expense on conversion of Funding Facility		94,170
Bad debt expense	0	0	340	10,635
Interest expense on conversion of debt			118,350
Stock-based compensation	8,346,391	5,468,967	9,914,499	727,412
Interest payment in kind				13,668
Changes in operating assets and liabilities:
Accounts receivable, net of allowance for bad debts	(18,840)	(41,784)	(3,690)	11,359
Prepaid expenses	(23,667)	38,632	42,604	(106,173)
Inventories	(96,553)	(84,557)	(68,848)	(77,963)
Accounts payable and accrued expenses	1,286,158	452,102	218,755	75,589
Accrued liabilities to management	175,895	492,961	524,483	525,044
Security deposits	(29,882)	(1,800)	(12,800)
Deferred revenue				(21,520)
Net cash used in operating activities	(2,120,925)	(973,592)	(1,812,499)	(565,454)
CASH FLOWS FROM INVESTING
Purchase of fixed assets	(224,809)	(138,694)	(138,694)	(32,736)
Net cash used in investing activities	(224,809)	(138,694)	(138,694)	(32,736)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of notes payable		400,000	400,000	255,000
Payments on finance lease	(38,869)	(47,815)	(55,399)	(14,207)
Repayments of notes payable	(33,557)	(81,511)	(130,489)	(12,562)
Proceeds from sale of common stock	1,857,270	1,026,000	2,195,321	459,500
Net cash provided by financing activities	1,784,844	1,296,674	2,409,433	687,731
Increase (decrease) in cash	(560,890)	184,388	458,240	89,541
Cash at beginning of period	590,797	132,557	132,557	43,016
Cash at end of period	29,907	316,945	590,797	132,557
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for taxes
Cash paid for interest	19,243	49,940	56,877	20,165
NON-CASH INVESTING AND FINANCING TRANSACTIONS:
Finance lease obligations				239,595
Operating lease – right of use assets	235,313	117,659	117,659	55,777
Conversion of debt and accrued interest into common stock		599,400	$ 643,880	$ 203,668
Exchange of accounts payable for common stock	113,206
Stock issued for future services	10,000
Stock subscription receivable	$ 400,000